Document and Entity Information	Dec. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 20, 2022
Document Effective Date	May 01, 2022
Prospectus Date	May 01, 2022